Fair Value Measurement - Reconciliation of the Assets and Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Fair Value Inputs Quantitative Information [Line Items]
Balance at the Beginning	¥ 408,574		¥ 364,298	¥ 388,581
Addition			¥ 46,339
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Asset at Fair Value, Changes in Fair Value Resulting from Changes in Assumptions	Asset at Fair Value, Changes in Fair Value Resulting from Changes in Assumptions	Asset at Fair Value, Changes in Fair Value Resulting from Changes in Assumptions	Asset at Fair Value, Changes in Fair Value Resulting from Changes in Assumptions
Fair value change	¥ (33,871)		¥ 6,537	¥ 857
Foreign exchange translation adjustments	37,830		(8,600)	(25,140)
Balance at the Ending	¥ 412,533	$ 59,811	¥ 408,574	¥ 364,298